Shareholder Report, Holdings (Details)	May 31, 2024
C000225825 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000225825 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000225825 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000225825 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000225825 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000225825 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193195 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000193195 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193195 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000193195 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000193195 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000193195 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000119983 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000119983 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000119983 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000119983 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000119983 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000119983 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%